Loans Receivable, Net - Activity in Allowance for Loan Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Net Assets
Beginning balance	¥ (93,859)	¥ 93,926
Provisions	1,604	681
Reversal of allowance provided	(9,779)
Write off	(6,174)	(748)
Ending balance	¥ 79,510	¥ (93,859)